Share-based payment liability - Movement in share-based payment liability (Details) - ZAR (R) R in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Movement in share-based payment liability for the year
Opening balance		R 0	R 0
Share-based payment expense recognized during the year	R 1,400	1,352	1,064	R (2,018)
Payment made in settlement of the share-based payment liability		(1,353)	(1,064)
Foreign currency translation differences		1	0
Closing balance		R 0	R 0	R 0